UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2013 – November 30, 2014

Item 1: Reports to Shareholders

Annual Report | November 30, 2014

Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	67
Glossary.	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2014
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.01%	0.02%	0.01%	0.00%	0.01%
New York Tax-Exempt Money Market Funds
Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.13%	4.13%	3.77%	5.94%	9.71%
Admiral™ Shares	2.21	4.28	3.86	5.94	9.80
Barclays NY Municipal Bond Index					7.84
New York Municipal Debt Funds Average					9.24
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2013, Through November 30, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard New York Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	$11.11	$11.77	$0.404	$0.000
Admiral Shares	11.11	11.77	0.413	0.000

Chairman’s Letter

Dear Shareholder,

After a rough start, the broad U.S. municipal bond market posted 11 consecutive months of gains to finish the fiscal year ended November 30, 2014, with a return of more than 8%.

Demand was strong for lower-rated and longer-dated munis, a trend that helped Investor Shares of Vanguard New York Long-Term Tax-Exempt Fund return 9.71% and Admiral Shares 9.80%. Price appreciation accounted for more than half of the fund’s returns, unlike last year, when price depreciation detracted significantly.

The Long-Term Fund ran well ahead of its benchmark, which returned 7.84%, and also outpaced the 9.24% average return of its peers.

The rise in municipal bond prices drove down the Long-Term Fund’s 30-day SEC yield. It fell to 2.13% at the end of the period from 3.09% a year earlier for Investor Shares and to 2.21% from 3.17% for Admiral Shares. (Bond prices and yields move in opposite directions.)

With Federal Reserve policy pinning short-term interest rates near zero, Vanguard New York Tax-Exempt Money Market Fund, which invests in securities maturing in less than one year, returned 0.01%. The average return of its peers was 0.00%. The fund’s 7-day SEC yield began and finished the fiscal year at 0.01%.

Note: Although the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT), throughout the year, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT. The Money Market Fund did hold such securities during the year and on November 30.

The Securities and Exchange Commission (SEC) adopted a number of regulatory changes governing money market funds earlier this year. These reforms, and the significant safeguards the SEC adopted in 2010, constitute a strong response to those who believe institutional money market funds pose a risk to the financial system. The vast majority of investors in Vanguard money market funds will not be affected by the new rules. A brief overview of the changes can be found in the box on page 6.

U.S. taxable bond prices climbed after slipping over the summer
U.S. bond prices, which slipped in the summer, generally rose during the fiscal year. Already low yields defied expectations by moving even lower despite the unwinding of the Fed’s bond purchasing program between January and October. Falling yields and “safe haven” demand for U.S. Treasury bonds from overseas investors helped the broad U.S. taxable bond market return 5.27% for the 12 months ended November 30. The yield of the 10-year U.S. Treasury note ended November at 2.25%, down from 2.74% a year earlier.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2014
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.27%	3.00%	4.10%
Barclays Municipal Bond Index (Broad tax-exempt market)	8.23	4.78	5.12
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.06

Stocks
Russell 1000 Index (Large-caps)	16.56%	21.05%	16.25%
Russell 2000 Index (Small-caps)	3.99	18.36	16.69
Russell 3000 Index (Broad U.S. market)	15.53	20.84	16.28
FTSE All-World ex US Index (International)	1.05	10.29	5.94

CPI
Consumer Price Index	1.32%	1.44%	1.77%

International bonds (as measured by Barclays Global Aggregate Index ex USD) returned –2.53% for U.S. dollar-based investors. Much of that was a result of many foreign currencies weakening against the dollar. On a currency-hedged basis, international bonds returned more than 7% for those same investors.

Monetary policy, corporate earnings gave the U.S. stock market a boost
The broad U.S. stock market gained more than 15% for the 12 months. Generally accommodative global monetary actions and strong corporate earnings offset investor concern about geopolitical issues such as economic struggles in Europe and strife in the Middle East.

Here, too, weakness in foreign currencies weighed on results, and international stocks returned about 1% in dollar terms. Emerging markets fared better than the developed markets of Europe and the Pacific region.

New York municipals rode a wave of demand
The imminent rollback of the Fed’s purchasing program and unsettling headlines about distressed issuers such as Puerto Rico and Detroit pressured the municipal bond market through much of 2013. Other considerations took center stage in the new year, however, including a fitful domestic economic recovery and instability in Eastern Europe and the Middle

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.16%	—	0.19%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	1.00
The fund expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2014, the funds’ expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.07%; and for
the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013. The expense ratio for the New
York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial
Statements). Before the reduction, the expense ratio was 0.16%.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term
Tax-Exempt Fund, New York Municipal Debt Funds.

East. In addition, muni yields were attractive both on their own and relative to those of Treasuries and corporate bonds.

Those factors, along with an improvement in the credit rating of New York State-issued debt, contributed to a resurgence in demand for New York munis in 2014. Among those showing interest were the usual purchasers—Empire State residents in high tax brackets looking for tax-exempt income. But this year, they were joined by nontraditional buyers, including foreign investors and U.S. banks, insurance companies, and hedge funds.

At the same time, supply was limited. Even as finances generally improved and borrowing costs remained low, many issuers were reluctant to commit to new capital spending projects. This left issuance in New York close to flat compared with the previous 12 months.

The Long-Term Fund was well-positioned for this environment thanks to the skill of its advisor, Vanguard Fixed Income Group. An overweight allocation to some lower-quality investment-grade bonds relative to the benchmark proved an advantage. The advisor began to pare these holdings over the period, however, when credit spreads tightened, leaving investors with less compensation for taking on the credit risk.

The fund’s holdings in longer-term premium callable bonds also helped—they tend to offer high yields relative to their

Total Returns
Ten Years Ended November 30, 2014
Average
Annual Return
New York Tax-Exempt Money Market Fund	1.19%
New York Tax-Exempt Money Market Funds Average	0.97
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

New York Long-Term Tax-Exempt Fund Investor Shares	4.44%
Barclays NY Municipal Bond Index	4.74
New York Municipal Debt Funds Average	4.05
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

duration risk. Security selection also contributed to the fund’s relative performance, as did avoiding Puerto Rico’s beleaguered muni bonds. Despite their high coupons and the allure of their exemption from federal, state, and local taxes, these securities lagged because of the economic and fiscal challenges facing the commonwealth.

Although it was a very strong year for munis, keep in mind that with yields so low, it’s unlikely that longer-maturity funds in particular will produce similar returns next year.

For more information about the advisor’s approach and the funds’ positioning during the year, please see the Advisor’s Report that follows this letter.

Strong credit analysis helped the advisor navigate rough waters
During the ten years ended November 30, media noise about the creditworthiness of municipal issuers and a few widely publicized municipal bankruptcies rattled the muni market at times. However, as always, Vanguard’s in-house analysis—one of the pillars of our investment process—helped us identify opportunities among muni

New rules on money market funds won’t affect most Vanguard investors

New rules governing money market funds garnered significant attention in 2014. But under these rules, approved by the Securities and Exchange Commission (SEC), it will be business as usual for the vast majority of Vanguard clients invested in such funds, including our tax-exempt money market funds. A key point is that money market funds catering to individual investors will be allowed to continue to seek to maintain a stable $1 share price, or net asset value (NAV).

The SEC has put in place a new framework that will enable a fund’s board of directors to address a “run on the fund” by imposing redemption fees or even suspending redemptions.
The board will be able to take these measures when the fund’s liquidity—the percentage of its assets invested in securities that may be readily traded in the market—falls below a certain predefined level. (Government and Treasury money market funds will be permitted, but not required, to implement these fees and restrictions.)

More extensive changes are in store for institutional money market funds, which proved more susceptible to large-scale redemptions during the 2008–09 financial crisis. Most significantly, these funds will have to shift from a fixed share price to a floating NAV.

Although some rules must be implemented sooner, the compliance date for the core reforms is in autumn 2016, which gives investors time to find alternatives if they wish. We will no doubt be reporting to you again as we work through the implications of these changes for our clients and our lineup of funds.

bonds and sidestep potential problems That process is ongoing, even for the bonds already held in our portfolios.

The skill of our credit analysts, along with the competitive advantage of our low costs, has been instrumental in enabling the Long-Term Fund and the Money Market Fund to outpace the average annual return of their peers for the last decade.

Relative to its benchmark index, the Long-Term Fund produced a slightly lower return after taking into account the expenses associated with running the fund.

Realistic expectations are key to reaching your long-term goals
In the last several years, investors have grown accustomed to mostly strong returns from both stocks and bonds. This, of course, has been a welcome development for our clients as they strive to achieve their financial goals. But as any experienced investor knows, markets aren’t always so favorable.

Our recently published economic and market outlook research paper cautions that, over the next decade, returns for a balanced 60% equity/40% bond portfolio are likely to be moderately below long-run historical averages. (For more details, see

Vanguard’s Economic and Investment Outlook, available at vanguard.com/ research.)

I point out our modest projections not to be discouraging but to be helpful. Realistic expectations are the foundation of a sound plan to reach your long-term objective, whether it’s establishing a secure retirement, paying for a child’s education, or achieving some other goal.

If you expect too much from the markets, you might not save sufficiently. You might also take on excessive risk in your portfolio in the pursuit of unrealistically high returns.

We firmly believe that a better course is to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate
investment goals.

• Balance. Develop a suitable asset
allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and
long-term discipline.

The beauty of these principles is that, unlike market returns, each one is within your control, and focusing on them can put you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 10, 2014

Advisor’s Report

For the fiscal year ended November 30, 2014, Vanguard New York Long-Term Tax-Exempt Fund posted a return of 9.71% for Investor Shares and 9.80% for Admiral Shares. Those performances were well ahead of the 7.84% return for the benchmark, the Barclays New York Municipal Bond Index. They were also better than the average return of 9.24% for peer-group funds. Vanguard New York Tax-Exempt Money Market Fund returned 0.01%; the average for peer funds was 0.00%.

The investment environment
It was a remarkable year for municipal bonds. While the macroeconomic environment helped the overall bond market produce solid returns, limited supply and a surge in demand boosted munis even further.

The bond market was shaken last year when the Federal Reserve signaled its intention to wind down its unprecedented bond-buying program. The Fed eventually succeeded in reassuring investors that the tapering would be gradual, that it would proceed only if the economy showed sufficient underlying strength, and that interest rates were likely to remain low for a considerable period even after the program ended.

The economy provided the signals the Fed was looking for to bring its program to an end. Gross domestic product increased at an annual rate well above 2% over the 12 months ended September 30 despite a sharp contraction in the first quarter of 2014 caused partly by severe winter weather. The labor market also improved:

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2013	2014
2 years	0.33%	0.14%
5 years	1.16	0.88
10 years	2.65	1.98
30 years	4.10	3.00
Source: Vanguard.

The unemployment rate fell to 5.8% for November, and inflation remained well below the Fed’s target of 2%.

New York showed similar improvement, according to a gauge of current economic conditions for each state published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for New York climbed about 3% from November 2013 through October 2014, roughly on par with the increase in the index at the national level. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

This benign environment for bonds—moderate economic growth, low inflation, and continuing easy monetary policy—helped revive demand for bonds in general. Heightened tensions in Eastern Europe and the Middle East contributed too, as more risk-averse investors turned to bonds as a safe harbor for their assets. Over the period, the Treasury yield curve flattened, and securities with longer maturities strongly outperformed those with shorter maturities. Corporate bonds, with their draw of higher yields, also fared well.

Muni bonds, however, outperformed both Treasuries and corporate bonds. In terms of supply, New York issuance stayed roughly on par with last year’s level. Tax collection remained solid, broadly speaking, at the state and local levels, despite a blip in the second quarter of 2014. Moreover, the state expected to see a windfall of around $5 billion from various settlements with financial institutions. The improved outlook for municipal finances led credit ratings agencies to raise their ratings on New York State debt. However, neither these fiscal improvements nor low borrowing costs convinced issuers to commit to additional capital projects.

At the same time, demand for munis rebounded. After munis fell out of favor with investors last year, their valuations reached attractive levels compared with Treasuries and corporate bonds. This drew back individual investors looking for tax-free income along with many buyers that would not have been interested otherwise, including insurance companies, pension funds, and foreign investors.

Management of the funds
In the Long-Term Fund, we saw relative the period. Their prices rose significantly as investors’ reach for yield intensified, so we gradually reduced our exposure.

Other contributors to performance included security selection and our allocation to premium callable bonds, which benefited from a compression in spreads.

When interest rates rose in December, we took advantage of attractive new-issue concessions (newly issued bonds offered at cheaper prices than those of comparable bonds from the same issuer already trading on the secondary market).

We still saw Puerto Rico bonds as unattractive. Although their yields were high, so was their level of credit risk because of the territory’s debt load, unbalanced budget, and poor economic prospects.

For the Money Market Fund, the low interest rate environment remained challenging but not unfamiliar, as the Fed has kept its target for overnight rates at 0%–0.25% since 2008. We continued to look for opportunities to support returns through risk management and security selection.

A look ahead
The strong performance of municipal bonds has put their valuations at much fuller levels than 12 months ago. With yields so low, the overall economy continuing to improve, and a potential rise in interest rates in the offing, we expect muni returns over the next year to be more or less in line with the coupons they pay out.

The U.S. economy should grow at a moderate pace in 2015. The Fed is likely to begin raising the federal funds target rate in the second half of the year. Although market volatility will probably pick up as we approach that point, we believe that the next wave of monetary policy tightening will be slow and that the target rate will ultimately end up below its historical average. For muni bonds, that’s likely to mean interest rates will remain lower than they’ve been over the past 10 to 15 years.

As we enter the new fiscal year, the Long-Term Fund has a duration modestly shorter than its benchmark’s (because of the prospect of rising interest rates) and allocations favoring longer maturities. As for Puerto Rico, we are likely to be on the sidelines until we see sustained economic growth and budget discipline.

We will continue to hold above-average levels of liquidity that will give us the ability to take advantage of any pricing dislocations that may arise.

And as always, our experienced team of portfolio managers, traders, and credit analysts will remain vigilant for opportunities to add to the funds’ performance by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal,
Portfolio Manager

Adam M. Ferguson, CFA,
Portfolio Manager

Justin A. Schwartz, CFA,
Portfolio Manager

Vanguard Fixed Income Group

December 12, 2014

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2014

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	31 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating
category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more
information about these ratings, see the Glossary entry for Credit
Quality.

1 The expense ratio shown is from the prospectus dated March 27, 2014, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2014, the expense ratio was 0.07%, reflecting a temporary reduction in operating expenses (described in
Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2004, Through November 30, 2014

Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2014

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

New York Tax-Exempt Money Market
Fund	0.01%	0.04%	1.19%	$11,252
New York Tax-Exempt Money Market
•••••••• Funds Average	0.00	0.01	0.97	11,016
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2004, Through November 30, 2014
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2005	2.18%	1.70%
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
7-day SEC yield (11/30/2014): 0.01% New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.01%	0.05%	1.21%

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (99.9%)
Albany NY GO BAN	1.000%	7/2/15	14,639	14,710
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites
LLC Project) VRDO	0.040%	12/5/14 LOC	10,430	10,430
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.040%	12/5/14 LOC	12,940	12,940
Bedford NY Central School District BAN	1.000%	7/17/15	5,500	5,529
1 BlackRock Muni New York Intermediate
Duration Fund VRDP VRDO	0.120%	12/5/14 LOC	7,000	7,000
1 BlackRock New York Municipal Income
Quality Trust Fund VRDP VRDO	0.120%	12/5/14 LOC	10,000	10,000
1 BlackRock New York Municipal Income
Trust Fund II VRDP VRDO	0.120%	12/5/14 LOC	16,800	16,800
Brookhaven NY GO	2.000%	9/15/15	4,045	4,104
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.050%	12/5/14 LOC	4,200	4,200
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.050%	12/5/14 LOC	4,355	4,355
Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,189
Connetquot NY Central School District TAN	1.000%	6/26/15	34,000	34,167
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.050%	12/5/14 LOC	3,600	3,600
Erie County NY Fiscal Stability Authority BAN	1.250%	7/31/15	20,500	20,649
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.050%	12/5/14	17,350	17,350
Franklin County NY Civic Development Corp.
Revenue VRDO	0.050%	12/5/14 LOC	4,300	4,300
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.040%	12/5/14 LOC	17,160	17,160

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hicksville NY Union Free School District TAN	1.000%	6/26/15	9,500	9,544
Huntington NY Union Free School District TAN	1.000%	6/26/15	10,000	10,049
Islip NY BAN	0.500%	12/11/14	5,000	5,001
Jericho NY Union Free School District TAN	1.000%	6/19/15	11,000	11,052
Long Island NY Power Authority Electric
System Revenue VRDO	0.040%	12/1/14 LOC	20,200	20,200
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Nazareth College) VRDO	0.050%	12/5/14 LOC	5,860	5,860
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	12/5/14	17,825	17,825
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	12/5/14	30,200	30,200
New York City NY GO	5.000%	2/15/15	5,870	5,929
New York City NY GO	5.000%	3/1/15	3,125	3,163
New York City NY GO	5.000%	3/1/15 (Prere.)	3,445	3,486
New York City NY GO	5.000%	4/1/15 (Prere.)	1,520	1,544
New York City NY GO	4.000%	8/1/15	6,000	6,154
New York City NY GO	5.000%	8/1/15	6,000	6,194
New York City NY GO	5.000%	8/1/15	17,165	17,721
New York City NY GO	5.000%	8/1/15	3,385	3,495
New York City NY GO	5.000%	8/1/15	5,000	5,161
1 New York City NY GO TOB VRDO	0.040%	12/5/14	10,140	10,140
New York City NY GO VRDO	0.040%	12/1/14	6,920	6,920
New York City NY GO VRDO	0.040%	12/1/14 LOC	1,300	1,300
New York City NY GO VRDO	0.040%	12/1/14	2,875	2,875
New York City NY GO VRDO	0.040%	12/1/14	5,800	5,800
New York City NY GO VRDO	0.040%	12/1/14	5,200	5,200
New York City NY GO VRDO	0.040%	12/1/14 LOC	2,000	2,000
New York City NY GO VRDO	0.040%	12/1/14	5,100	5,100
New York City NY GO VRDO	0.040%	12/1/14	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.030%	12/5/14 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.110%	3/25/15	12,015	12,015
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.090%	12/5/14	16,380	16,380
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.100%	12/5/14	12,015	12,015
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(461 Dean Street) VRDO	0.030%	12/5/14 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.050%	12/5/14 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.040%	12/5/14 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.040%	12/5/14 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.040%	12/5/14 LOC	11,750	11,750

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(1133 Manhattan Avenue) VRDO	0.040%	12/5/14 LOC	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.030%	12/5/14 LOC	5,870	5,870
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.040%	12/5/14 LOC	38,100	38,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.070%	12/5/14 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.040%	12/5/14 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.070%	12/5/14 LOC	20,000	20,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.040%	12/5/14 LOC	10,505	10,505
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.050%	12/5/14 LOC	8,520	8,520
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.030%	12/5/14 LOC	13,990	13,990
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	12/15/14 (Prere.)	1,290	1,292
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	12/5/14	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	12/5/14	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.050%	12/5/14	2,000	2,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.050%	12/5/14	7,695	7,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	4,800	4,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/1/14	5,500	5,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	12/5/14	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.050%	12/5/14	3,140	3,140

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.060%	12/5/14	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.040%	12/5/14	15,210	15,210
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	12/5/14	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	12/5/14	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	12/5/14	23,700	23,700
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	12/5/14	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	12/5/14	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	12/5/14	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	12/5/14	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	12/1/14	6,700	6,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	12/1/14	12,595	12,595
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.030%	12/5/14	7,650	7,650
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.030%	12/5/14	10,965	10,965
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.050%	3/2/15	12,500	12,500
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.050%	6/5/15	14,000	14,000
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.040%	12/5/14	7,700	7,700
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.040%	12/5/14 LOC	7,360	7,360
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.050%	12/5/14 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	1,425	1,441
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.030%	12/5/14	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.030%	12/5/14	59,460	59,460
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.060%	12/5/14 LOC	20,000	20,000
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	3,245	3,245
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB VRDO	0.040%	12/5/14 (13)	3,100	3,100
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.040%	12/5/14 LOC	6,980	6,980

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	12/1/14 LOC	6,920	6,920
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	12/5/14 LOC	14,800	14,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.050%	12/5/14	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.100%	2/10/15 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.050%	12/5/14 (13)(4)	15,000	15,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.050%	12/5/14 (13)	2,000	2,000
1 New York State Convention Center Development
Corp. Revenue (Hotel Unit Fee) TOB VRDO	0.050%	12/5/14 (13)	9,900	9,900
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.050%	12/5/14 LOC	9,200	9,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	12/5/14 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	12/5/14 LOC	3,490	3,490
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	12/5/14 LOC	12,500	12,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	12/5/14 LOC	5,720	5,720
New York State Dormitory Authority Revenue
(City University System) VRDO	0.040%	12/5/14 LOC	7,900	7,900
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.040%	12/5/14	9,210	9,210
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.020%	12/5/14	43,400	43,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.080%	3/5/15	5,000	5,000
1 New York State Dormitory Authority Revenue
(Cornell University) TOB PUT	0.150%	7/9/15	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.040%	12/5/14	7,050	7,050
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.050%	12/5/14 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.040%	12/5/14 LOC	4,270	4,270
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.050%	12/5/14	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/15 (Prere.)	5,115	5,166
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.100%	12/5/14	15,785	15,785
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.160%	12/5/14	4,000	4,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.040%	12/5/14 LOC	63,215	63,215
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.040%	12/5/14 LOC	2,035	2,035
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.030%	12/5/14 LOC	6,830	6,830
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.040%	12/5/14 LOC	11,825	11,825
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.040%	12/5/14 LOC	8,570	8,570
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	3/15/15	4,500	4,537
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	1,000	1,014
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,500	1,521
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	12/5/14	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	12/5/14	11,000	11,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.030%	12/5/14	16,900	16,900
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.040%	12/5/14	3,800	3,800
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.030%	12/5/14 LOC	29,605	29,605
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB PUT	0.110%	2/19/15 LOC	10,120	10,120
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.040%	12/5/14 LOC	7,900	7,900
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.040%	12/5/14	3,815	3,815
1 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	0.050%	12/5/14	10,000	10,000
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.050%	12/5/14	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.050%	12/5/14	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	1.000%	5/15/15	2,660	2,671
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	6/15/15	10,750	11,030
New York State GO	3.000%	3/1/15	13,245	13,339
New York State GO	3.000%	3/1/15	8,530	8,591
New York State GO TOB VRDO	0.040%	12/5/14	3,270	3,270
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.030%	12/5/14 LOC	4,300	4,300
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.040%	12/5/14 LOC	7,700	7,700

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.040%	12/5/14 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.040%	12/5/14 LOC	17,705	17,705
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.050%	12/5/14 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (Worth Street) VRDO	0.030%	12/5/14 LOC	10,200	10,200
New York State Housing Finance Agency
Revenue (160 Madison Avenue) VRDO	0.040%	12/1/14 LOC	25,615	25,615
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.050%	12/5/14 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.040%	12/5/14 LOC	11,000	11,000
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.040%	12/5/14 LOC	8,035	8,035
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.050%	12/5/14 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.050%	12/5/14 LOC	7,000	7,000
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.050%	12/1/14	4,280	4,280
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.060%	12/1/14	10,900	10,900
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.060%	12/1/14	6,800	6,800
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.060%	12/1/14	11,200	11,200
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.030%	12/5/14	24,200	24,200
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.050%	12/5/14	5,000	5,000
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.050%	12/5/14	12,295	12,295
New York State Municipal Bond Bank	4.000%	12/1/14	3,665	3,665
New York State Municipal Bond Bank	4.000%	12/1/15	4,300	4,464
New York State Power Authority Revenue CP	0.090%	12/3/14	17,860	17,860
New York State Power Authority Revenue CP	0.080%	12/4/14	3,300	3,300
New York State Power Authority Revenue PUT	0.090%	3/2/15	22,600	22,600
New York State Thruway Authority Revenue	5.000%	4/1/15 (Prere.)	1,750	1,778
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	10,000	10,018
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	1,000	1,002
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15	1,000	1,014
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.050%	12/5/14	5,850	5,850
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.050%	12/5/14	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	12/5/14 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	12/5/14 LOC	34,100	34,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	12/5/14	44,970	44,970
North Hempstead NY BAN	0.500%	4/8/15	14,250	14,262
North Hempstead NY GO	2.000%	2/1/15	3,130	3,140
North Hempstead NY GO	2.000%	4/1/15	1,016	1,022
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.110%	12/5/14 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.110%	12/5/14 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.110%	12/5/14 LOC	36,500	36,500
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.130%	12/5/14 LOC	2,500	2,500
1 Nuveen New York Performance Plus
Municipal Fund VRDP VRDO	0.130%	12/5/14 LOC	23,300	23,300
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.050%	12/5/14 LOC	4,950	4,950
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.050%	12/5/14 LOC	7,695	7,695
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.050%	12/5/14 LOC	5,610	5,610
Oyster Bay - East Norwich NY Central School
District TAN	1.000%	6/26/15	5,000	5,021
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	12/5/14	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	12/5/14	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	12/5/14	1,710	1,710
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	12/5/14	1,050	1,050
Port Washington NY Union Free School
District BAN	1.000%	8/7/15	3,500	3,520
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.050%	12/5/14 LOC	3,125	3,125
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony’s
High School) VRDO	0.030%	12/5/14 LOC	9,200	9,200
Tompkins County NY BAN	1.000%	7/14/15	4,794	4,818
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.040%	12/5/14	7,935	7,935
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.040%	12/5/14	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Ithaca College) VRDO	0.040%	12/5/14 LOC	24,895	24,895
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.050%	12/5/14	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.050%	12/5/14	4,950	4,950

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.040%	12/1/14 LOC	5,800	5,800
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.040%	12/1/14 LOC	6,795	6,795
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.040%	12/1/14 LOC	19,030	19,030
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.040%	12/1/14 LOC	11,530	11,530
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.030%	12/5/14 LOC	7,480	7,480
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.050%	12/5/14 LOC	6,500	6,500
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.040%	12/5/14	6,650	6,650
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.050%	12/5/14	2,500	2,500
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.080%	12/5/14	24,985	24,985
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.080%	12/5/14	24,500	24,500
	Williamsville NY Central School District BAN	1.000%	6/16/15	8,928	8,970
					2,289,662
Total Tax-Exempt Municipal Bonds (Cost $2,289,662)					2,289,662
Other Assets and Liabilities (0.1%)
Other Assets					10,507
Liabilities					(8,071)
					2,436
Net Assets (100%)
Applicable to 2,291,901,855 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,292,098
Net Asset Value Per Share					$1.00

At November 30, 2014, net assets consisted of:
					Amount
					($000)
Paid-in Capital					2,292,097
Undistributed Net Investment Income					—
Accumulated Net Realized Gains					1
Net Assets					2,292,098

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $554,920,000, representing 24.2% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2014
($000)
Investment Income
Income
Interest	1,891
Total Income	1,891
Expenses
The Vanguard Group—Note B
Investment Advisory Services	473
Management and Administrative	2,675
Marketing and Distribution	598
Custodian Fees	32
Auditing Fees	27
Shareholders’ Reports	10
Trustees’ Fees and Expenses	2
Total Expenses	3,817
Expense Reduction—Note B	(2,164)
Net Expenses	1,653
Net Investment Income	238
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	240

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	238	377
Realized Net Gain (Loss)	2	—
Net Increase (Decrease) in Net Assets Resulting from Operations	240	377
Distributions
Net Investment Income	(238)	(377)
Realized Capital Gain	—	—
Total Distributions	(238)	(377)
Capital Share Transactions (at $1.00 per share)
Issued	1,361,127	1,605,605
Issued in Lieu of Cash Distributions	233	369
Redeemed	(1,552,607)	(1,760,374)
Net Increase (Decrease) from Capital Share Transactions	(191,247)	(154,400)
Total Increase (Decrease)	(191,245)	(154,400)
Net Assets
Beginning of Period	2,483,343	2,637,743
End of Period	2,292,098	2,483,343

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0001	.0003	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0001	.0003	.001	.001
Distributions
Dividends from Net Investment Income	(.0001)	(.0001)	(.0003)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.0001)	(.0003)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.01%	0.03%	0.06%	0.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,292	$2,483	$2,638	$2,846	$3,295
Ratio of Total Expenses to
Average Net Assets	0.07%[2]	0.12%[2]	0.15%[2]	0.16%[2]	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.03%	0.06%	0.10%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014, 0.16% for 2013, 0.16% for 2012, and
0.17% for 2011. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2014, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At November 30, 2014, the fund had contributed capital of $221,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses

New York Tax-Exempt Money Market Fund

in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2014, Vanguard’s expenses were reduced by $2,164,000 (an effective annual rate of 0.09% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to November 30, 2014, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.13%	2.21%

Financial Attributes

		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	688	5,997	46,044

Yield to Maturity
(before expenses)	2.2%	2.0%	2.1%

Average Coupon	4.6%	4.9%	4.8%

Average Duration	5.9 years	6.4 years	6.5 years

Average Stated
Maturity	16.6 years	14.0 years	13.4 years

Short-Term
Reserves	7.4%	—	—

Volatility Measures
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.99
Beta	1.17	1.11
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	9.7%
1 - 3 Years	2.1
3 - 5 Years	1.5
5 - 10 Years	11.2
10 - 20 Years	37.1
20 - 30 Years	33.4
Over 30 Years	5.0

Distribution by Credit Quality (% of portfolio)
AAA	21.8%
AA	53.9
A	16.6
BBB	5.6
BB	0.5
B	0.2
Not Rated	1.4
Credit-quality ratings are from Moody's and S&P. The higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2014, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2004, Through November 30, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	New York Long-Term Tax-Exempt Fund
	Investor Shares	9.71%	5.08%	4.44%	$15,446
••••••••	Barclays NY Municipal Bond Index	7.84	4.87	4.74	15,893
– – – –	New York Municipal Debt Funds
	Average	9.24	4.80	4.05	14,875
------	Barclays Municipal Bond Index	8.23	5.12	4.81	15,999
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	9.80%	5.16%	4.52%	$77,824
Barclays NY Municipal Bond Index	7.84	4.87	4.74	79,464
Barclays Municipal Bond Index	8.23	5.12	4.81	79,993

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2004, Through November 30, 2014
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2005	4.27%	-1.24%	3.03%	3.59%
2006	4.51	2.17	6.68	6.02
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	9.49%	4.54%	4.05%	0.27%	4.32%
Admiral Shares	5/14/2001	9.58	4.62	4.12	0.27	4.39

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New York (98.8%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/25	325	382
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/22	3,840	4,323
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	5,480
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/29 (12)	3,455	3,914
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/32 (12)	2,550	2,890
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.375%	5/1/29 (12)	4,395	4,979
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/32 (12)	1,500	1,700
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons West Project)	5.375%	5/1/29 (12)	3,415	3,869
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,759
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,196
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,947
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,811
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	14,275	16,584
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,675
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,710

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	665
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	894
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,275	6,191
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	14,740	17,357
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/40	3,250	3,403
Broome County NY Public Safety Facility
Project COP	5.250%	4/1/15 (ETM)	235	238
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,037
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,785	3,094
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	721
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,180
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,114
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,109
Erie County NY GO	5.000%	4/1/21	1,645	1,925
Erie County NY GO	5.000%	4/1/22	1,630	1,920
Erie County NY GO	5.000%	4/1/23	1,000	1,165
Erie County NY GO	5.000%	4/1/24	750	865
Erie County NY GO	5.000%	4/1/25	560	642
Erie County NY GO	5.000%	4/1/26	700	798
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,816
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	7,097
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,364
Freeport NY GO	5.000%	1/15/23	2,335	2,723
Freeport NY GO	5.000%	1/15/24	2,540	2,951
Hempstead NY GO	5.000%	1/15/15	1,000	1,006
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,524
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/38	2,000	2,229
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	7,600	8,339
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,486
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,867
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,454
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,072

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/16	100	106
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,803
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,407
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,963
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,771
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,170	1,252
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	10,130	10,795
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	11,340	12,084
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	7,925	8,799
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	28,140	32,354
Long Island NY Power Authority Electric
System Revenue	5.250%	6/1/16 (Prere.)	7,500	8,055
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17 (3)	120	130
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	100	109
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19	5,000	5,776
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21	2,000	2,316
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/24 (4)	19,830	15,380
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/24 (14)	1,040	1,101
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/25	1,500	1,731
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/27 (4)	15,905	10,829
Long Island NY Power Authority Electric
System Revenue	4.500%	5/1/28 (14)	1,880	1,984
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/33	2,000	2,340
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	7,325	8,060
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,539
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	5,000	5,182
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,186
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,588

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,348
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,825
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,699
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College Project)	5.500%	6/1/39	1,500	1,682
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College Project)	5.000%	6/1/44	2,500	2,662
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,598
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/43	3,585	4,015
Nassau County NY GO	5.000%	10/1/20	9,025	10,520
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	12/5/14	12,100	12,100
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/21	4,430	5,086
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/22	2,225	2,585
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/27	5,695	6,276
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/31	2,000	2,167
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/37	1,000	1,078
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/27	4,000	4,408
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/32	995	1,079
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/37	8,190	8,833
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/42	3,000	3,201
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/23	700	819
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	587

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,623
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,706
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,922
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,774
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,976
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,125
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	850	949
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/23	1,400	1,620
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/25	1,325	1,531
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/27	1,000	1,141
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/27	200	238
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/28	270	318
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/29	225	263
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/30	310	362
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/31	800	932
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/32	660	767
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/33	660	765
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/34	580	669
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/38	1,000	1,137
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/43	1,300	1,463
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.130%	12/5/14 LOC	3,920	3,920
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,604
New York City NY GO	5.000%	9/1/15 (Prere.)	3,885	4,027
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16 (Prere.)	95	102
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,492
New York City NY GO	5.000%	1/1/17 (Prere.)	710	777
New York City NY GO	5.000%	9/1/17	70	73

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,432
New York City NY GO	5.000%	8/1/21	995	1,048
New York City NY GO	5.000%	8/1/21	2,000	2,314
New York City NY GO	5.250%	9/1/21	5,750	6,612
New York City NY GO	5.000%	8/1/22	4,000	4,668
New York City NY GO	5.000%	8/1/22	9,905	10,633
New York City NY GO	5.000%	8/1/22	4,250	4,906
New York City NY GO	5.250%	8/15/22	10,000	11,457
New York City NY GO	5.250%	9/1/22	12,000	13,765
New York City NY GO	5.000%	10/1/22	2,985	3,327
New York City NY GO	5.000%	8/1/23	5,000	6,021
New York City NY GO	5.000%	8/1/24	5,000	5,932
New York City NY GO	5.000%	8/1/24	14,000	16,905
New York City NY GO	5.250%	8/15/24	13,765	15,679
New York City NY GO	5.000%	1/1/25	3,150	3,418
New York City NY GO	5.000%	8/1/25	10,540	12,393
New York City NY GO	5.000%	8/1/25	2,010	2,073
New York City NY GO	5.000%	10/1/25	10,000	11,102
New York City NY GO	5.000%	1/1/26	650	705
New York City NY GO	5.000%	8/1/26	5,000	5,992
New York City NY GO	5.000%	8/15/26	14,500	16,335
New York City NY GO	5.250%	8/15/26	5,100	5,791
New York City NY GO	5.000%	4/1/27	5,000	5,805
New York City NY GO	5.000%	8/1/27	9,900	11,703
New York City NY GO	5.000%	8/1/27	15,290	17,691
New York City NY GO	5.000%	8/1/27	4,550	5,428
New York City NY GO	5.000%	5/15/28	4,500	5,102
New York City NY GO	5.000%	8/1/28	1,915	2,245
New York City NY GO	5.000%	8/1/28	11,210	12,913
New York City NY GO	5.000%	8/1/28	7,000	7,969
New York City NY GO	6.250%	10/15/28	1,035	1,232
New York City NY GO	5.625%	4/1/29	3,000	3,483
New York City NY GO	5.000%	8/1/29	2,500	2,924
New York City NY GO	5.000%	8/1/30	6,220	7,231
New York City NY GO	5.000%	8/1/30	2,335	2,721
New York City NY GO	5.000%	8/1/30	2,185	2,552
New York City NY GO	5.000%	3/1/31	6,000	6,900
New York City NY GO	5.450%	4/1/31	8,500	9,817
New York City NY GO	5.000%	8/1/31	1,500	1,715
New York City NY GO	5.000%	8/1/31	3,000	3,478
New York City NY GO	5.000%	8/1/31	2,000	2,341
New York City NY GO	5.000%	3/1/32	3,000	3,434
New York City NY GO	5.000%	8/1/32	2,985	3,439
New York City NY GO	5.000%	10/1/33	6,500	7,378
New York City NY GO	5.000%	10/1/34	2,000	2,263
New York City NY GO	5.000%	8/1/35	3,500	3,962
New York City NY GO	5.375%	4/1/36	4,000	4,582
New York City NY GO	5.000%	10/1/36	3,000	3,387
New York City NY GO	5.000%	3/1/37	6,790	7,671
New York City NY GO VRDO	0.040%	12/1/14 LOC	10,085	10,085
New York City NY GO VRDO	0.040%	12/1/14 LOC	11,500	11,500
New York City NY GO VRDO	0.040%	12/1/14	7,200	7,200
New York City NY GO VRDO	0.040%	12/1/14	1,600	1,600
New York City NY GO VRDO	0.040%	12/1/14	5,800	5,800
New York City NY GO VRDO	0.040%	12/1/14 LOC	7,125	7,125
New York City NY GO VRDO	0.040%	12/1/14	12,100	12,100

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO VRDO	0.040%	12/1/14	2,500	2,500
New York City NY GO VRDO	0.040%	12/1/14	2,900	2,900
New York City NY GO VRDO	0.040%	12/1/14	7,300	7,300
New York City NY GO VRDO	0.040%	12/1/14 LOC	7,750	7,750
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,309
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,424
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,651
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,188
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,184
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,534
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,507
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,676
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,025
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,055	3,321
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,755
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,746
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,691
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(8 Spruce Street)	3.500%	2/15/48	11,000	11,081
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.050%	12/5/14 LOC	13,900	13,900
New York City NY Industrial Development
Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.040%	12/1/14 LOC	2,505	2,505
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies
of New York, Inc.)	5.000%	7/1/34	4,850	5,432
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	2,015
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,643
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	4,648
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,839

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,965
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,698
New York City NY Industrial Development
Agency Special Facility Revenue
(New York Stock Exchange Project)	5.000%	5/1/29	2,020	2,257
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,838
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,120
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,012
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,332
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,535	8,018
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,124
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,718
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,155
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	8,000	8,203
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,632
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,521
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,909
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,482
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,757
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,757
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,556
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,050
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,297
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	15,273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,551
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	13,295	14,657
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,658
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,860

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,012
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,386
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	7,650	8,515
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	6,745	7,503
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	12/1/14	1,500	1,500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	12/1/14	3,415	3,415
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	4,000	4,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	2,000	2,516
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,702
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,909
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,318
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	6,000	7,242
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	4,000	4,808
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,280
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,833
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,617
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,691
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,643
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,258
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,766
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	562
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,804
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,893
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	557
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,550
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,800
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,383

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,117
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,984
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	12,000	13,521
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,718
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,975
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,801
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,891
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,538
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,181
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,181
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,314
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	6,725	7,410
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,306
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,328
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,674
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,746
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,665
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,679
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,224
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,278
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,073
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,403
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,312
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,504
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,723
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,449
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,475

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,210	3,711
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,000	3,468
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,564
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,256
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,283
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,888
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,847
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	12/1/14	1,755	1,755
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.040%	12/1/14	36,190	36,190
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.050%	12/1/14	31,890	31,890
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.050%	12/1/14 LOC	28,340	28,340
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,408
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,464
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,471
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,171
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,836
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,915
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/42	1,500	1,672
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,151
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,601
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,951
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,731
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,649
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,231
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,701
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,882
New York Liberty Development Corp. Revenue	6.375%	7/15/49	17,225	19,471
New York Liberty Development Corp. Revenue	5.750%	11/15/51	24,590	28,821
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,782
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,760
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,309
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,361

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	46,500	55,546
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	6,510	8,019
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	8,979
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,204
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,008
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,559
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,963
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,111
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,139
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,723
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,412
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,722
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,764
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,822
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,616
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,495
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,477
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,140
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	6,030
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,136
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,110
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,306
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	10,000	10,779
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,740
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,712
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,314
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,977
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,761

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,137
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,136
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,739
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,145
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,210
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,526
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,426
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,812
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,646
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,576
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,284
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,870
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,776
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	569
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.620%	11/1/19	5,000	4,999
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,573
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,108
2 New York Metropolitan Transportation Authority
Revenue PUT	0.400%	11/15/17	8,100	8,103
New York State Convention Center Development
Corp. Revenue (Hotel Unit Fee)	5.000%	11/15/30 (2)	3,600	3,717
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	11,985	12,032
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,446
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,583
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,698
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	2,856
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,132
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,495	4,929
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,528
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,168

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,708
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,157
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,133
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,401
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	19,250	21,418
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,813
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,340
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,102
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,097
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	782
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,256
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	18,125	20,623
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,075
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,342
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,592
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.040%	12/5/14	4,500	4,500
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	254
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	370
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	325
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	359
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	280
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	451
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	339
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	598
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,115
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	380
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	637
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,881

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	278
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	237
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,540
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,624
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,682
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,393
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,780
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,485
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,116
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/15 (Prere.)	600	606
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/15 (Prere.)	6,575	6,643
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	559
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/30	50	50
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	799
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	698
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,073
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	529
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,069
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,202
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,710
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,000	1,148
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.150%	7/1/24 (14)	2,000	2,309
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,254
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,541
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,149
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,149
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,572

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,754
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,679
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,446
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,601
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,126
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	4,000	4,492
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,921
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,223
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,166
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,290
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,713
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,548
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,126
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,746
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,875
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,748
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,118
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,408
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,731
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,454
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,654
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	740	813

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,500	7,608
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,258
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,800
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,537
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,517
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,031
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,693
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,541
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	10,000	10,128
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,820
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,611
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,998
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,579
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,409
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,654
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,019
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,663
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,061
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,174
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,571
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	834
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,386
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,262
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,306
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,083
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,133
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/37	965	1,101

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,266
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,668
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,594
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,206
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,937
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,432
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,172
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,200
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,182
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,762
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	500	586
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/30 (4)	500	584
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	871
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,157
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,154
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,148
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/35 (4)	250	286
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	9,647
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	10,000	11,034
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,959
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,627
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,967
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	2,210
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,897
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,400
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,852
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,519
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,973

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,194
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,398
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,868
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,633
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,575	6,472
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/22	1,000	1,087
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,996
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.040%	12/1/14 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,719
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	790	821
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	1,055	1,141
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	100	110
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	210	227
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,850	1,852
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	745	768
New York State Dormitory Authority Revenue
(Yeshiva University)	5.125%	7/1/34 (2)	1,000	998
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	1,000	1,007
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/31	1,000	1,187
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	5,000	5,904
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/34	5,000	5,890
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	3,000	3,493
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	5,240	6,150
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/36	7,995	9,319
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/37	5,000	5,819
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/38	1,200	1,383
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/43	13,685	15,692

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	0.050%	12/5/14	7,500	7,500
New York State Energy Research & Development
Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,232
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,197
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	8/15/15	1,400	1,439
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	4,950	5,473
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,351
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	4,540	4,656
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	5,775	6,889
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,336
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	6,904
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,864
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	9/15/32	2,900	3,192
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	3,000	3,011
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,720
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,630
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,122
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,228
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,278
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,510
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,934

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,244
New York State GO	5.000%	3/1/28	14,550	17,225
New York State GO	5.000%	2/15/39	9,500	10,685
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,412
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.040%	12/5/14 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (160 Madison Avenue) VRDO	0.040%	12/1/14 LOC	5,500	5,500
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,718
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.150%	11/15/34	5,000	5,177
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	5,500	5,748
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	12,500	12,706
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,171
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	2,315	2,389
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	1,695	1,817
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,136
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,970
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,208
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,747
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,551
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,602
New York State Thruway Authority Revenue	5.000%	1/1/32 (4)	8,625	8,862
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	14,474
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,774
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	3,260	3,393
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	21,360	22,202
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	5,947
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,737
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	150	164
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,306
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,160
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,319
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,311
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,318

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,069
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,250	4,311
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,938
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,700
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,178
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,752
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,734
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,468
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	7,973
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,760
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,452
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,057
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,565
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,225
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,581
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,323
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	12/5/14	3,400	3,400
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	180	185
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,827
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,699
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	4.000%	5/1/15	250	253
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	351
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,982
Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	4.000%	4/1/16	1,000	1,047
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,155
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	2,014
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,075
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,864
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/25	6,000	6,347

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,163
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/32	1,265	1,468
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/38	6,000	6,829
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,030
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,403
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/30	3,000	3,552
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,465
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,251
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,507
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,410
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,568
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,139
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,189
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,030
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,653
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,101
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/23	345	410
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/24	300	352
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	8,870	9,709
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,811
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,706
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,400
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	506
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,012

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,019
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,750	8,418
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,927
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,610
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.040%	12/1/14 LOC	3,200	3,200
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	2,500	2,666
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,522
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University)	5.000%	7/1/37	7,130	8,085
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,785
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,822
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,356
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,347
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,911
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,484
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,945
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,999
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,182
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,736
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,994
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,712
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.050%	12/5/14	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	12/1/14 LOC	4,600	4,600
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,648
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,975
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,820
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	5,000	5,966

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,888
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,285
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	4,650	5,487
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,700
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,013
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	17,297
Westchester County NY GO	4.000%	6/1/15	9,760	9,952
Westchester County NY GO	5.000%	7/1/15 (ETM)	180	185
Westchester County NY GO	5.000%	7/1/15	9,200	9,465
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	204
Westchester County NY GO	5.000%	7/1/16	9,660	10,374
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	223
Westchester County NY GO	5.000%	7/1/17	10,140	11,300
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,898
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,422
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	2.000%	1/1/15	250	250
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,457
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,560
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,635
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,403
Yonkers NY GO	5.000%	10/1/20	1,000	1,146
				3,560,143
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,200	4,575
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,264
				9,839
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,103
Total Tax-Exempt Municipal Bonds (Cost $3,342,778)				3,571,085
Other Assets and Liabilities (0.9%)
Other Assets				47,382
Liabilities				(14,433)
				32,949
Net Assets (100%)				3,604,034

New York Long-Term Tax-Exempt Fund

At November 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	3,387,921
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(12,194)
Unrealized Appreciation (Depreciation)	228,307
Net Assets	3,604,034

Investor Shares—Net Assets
Applicable to 35,462,299 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	417,494
Net Asset Value Per Share—Investor Shares	$11.77

Admiral Shares—Net Assets
Applicable to 270,667,708 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,186,540
Net Asset Value Per Share—Admiral Shares	$11.77

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $18,170,000, representing 0.5% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2014
($000)
Investment Income
Income
Interest	123,100
Total Income	123,100
Expenses
The Vanguard Group—Note B
Investment Advisory Services	322
Management and Administrative—Investor Shares	651
Management and Administrative—Admiral Shares	2,645
Marketing and Distribution—Investor Shares	95
Marketing and Distribution—Admiral Shares	503
Custodian Fees	40
Auditing Fees	33
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	2
Total Expenses	4,309
Net Investment Income	118,791
Realized Net Gain (Loss)
Investment Securities Sold	20,279
Futures Contracts	(848)
Realized Net Gain (Loss)	19,431
Change in Unrealized Appreciation (Depreciation) of Investment Securities	168,120
Net Increase (Decrease) in Net Assets Resulting from Operations	306,342

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,791	115,798
Realized Net Gain (Loss)	19,431	18,878
Change in Unrealized Appreciation (Depreciation)	168,120	(289,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	306,342	(154,765)
Distributions
Net Investment Income
Investor Shares	(14,141)	(15,926)
Admiral Shares	(104,650)	(99,872)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(118,791)	(115,798)
Capital Share Transactions
Investor Shares	5,394	(97,681)
Admiral Shares	322,740	(40,968)
Net Increase (Decrease) from Capital Share Transactions	328,134	(138,649)
Total Increase (Decrease)	515,685	(409,212)
Net Assets
Beginning of Period	3,088,349	3,497,561
End of Period	3,604,034	3,088,349

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$12.03	$11.24	$11.04	$11.01
Investment Operations
Net Investment Income	. 404	. 397.405		.420	.429
Net Realized and Unrealized Gain (Loss)
on Investments	.660	(.920)	.790	.200	.032
Total from Investment Operations	1.064	(.523)	1.195	.620	.461
Distributions
Dividends from Net Investment Income	(.404)	(.397)	(. 405)	(. 420)	(. 429)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.404)	(.397)	(. 405)	(. 420)	(. 429)
Net Asset Value, End of Period	$11.77	$11.11	$12.03	$11.24	$11.04

Total Return[1]	9.71%	-4.38%	10.80%	5.77%	4.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$417	$391	$528	$498	$596
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.57%	3.47%	3.48%	3.82%	3.84%
Portfolio Turnover Rate	27%	23%	16%	22%	29%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.11	$12.03	$11.24	$11.04	$11.01
Investment Operations
Net Investment Income	.413	.406	.414	.428	.438
Net Realized and Unrealized Gain (Loss)
on Investments	.660	(.920)	.790	.200	.032
Total from Investment Operations	1.073	(.514)	1.204	.628	.470
Distributions
Dividends from Net Investment Income	(. 413)	(. 406)	(. 414)	(. 428)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 413)	(. 406)	(. 414)	(. 428)	(.438)
Net Asset Value, End of Period	$11.77	$11.11	$12.03	$11.24	$11.04

Total Return	9.80%	-4.31%	10.89%	5.85%	4.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,187	$2,697	$2,970	$2,527	$2,448
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.65%	3.55%	3.56%	3.90%	3.92%
Portfolio Turnover Rate	27%	23%	16%	22%	29%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at November 30, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2014, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At November 30, 2014, the fund had contributed capital of $348,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

New York Long-Term Tax-Exempt Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $21,092,000 to offset taxable capital gains realized during the year ended November 30, 2014. At November 30, 2014, the fund had available capital losses totaling $9,965,000 to offset future net capital gains of $2,511,000 through November 30, 2017, and $7,454,000 through November 30, 2019.

At November 30, 2014, the cost of investment securities for tax purposes was $3,345,007,000. Net unrealized appreciation of investment securities for tax purposes was $226,078,000, consisting of unrealized gains of $228,384,000 on securities that had risen in value since their purchase and $2,306,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2014, the fund purchased $971,946,000 of investment securities and sold $836,011,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	109,466	9,348	94,737	8,173
Issued in Lieu of Cash Distributions	11,679	1,012	12,478	1,091
Redeemed	(115,751)	(10,098)	(204,896)	(17,925)
Net Increase (Decrease)—Investor Shares	5,394	262	(97,681)	(8,661)
Admiral Shares
Issued	583,940	50,732	521,392	45,376
Issued in Lieu of Cash Distributions	72,354	6,273	71,456	6,259
Redeemed	(333,554)	(29,235)	(633,816)	(55,535)
Net Increase (Decrease) —Admiral Shares	322,740	27,770	(40,968)	(3,900)

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2014, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2014 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 13, 2015

Special 2014 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2014, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2014	11/30/2014	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.30
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,028.38	$1.02
Admiral Shares	1,000.00	1,028.79	0.61
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.77	$0.30
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.06%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor
Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012015

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2014: $60,000
Fiscal Year Ended November 30, 2013: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2014: $6,605,127
Fiscal Year Ended November 30, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2014: $2,176,479
Fiscal Year Ended November 30, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2014: $316,869
Fiscal Year Ended November 30, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended November 30, 2014: $198,163
Fiscal Year Ended November 30, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2014: $515,032
Fiscal Year Ended November 30, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.